Related-Party Transactions (Q3) (Details) - Affiliated Entity - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Asset management fees					$ 811,395
Asset management fees waived					409,803
Cottonwood Communities Management, LLC
Related Party Transaction [Line Items]
Asset management fees	$ 811,233	$ 296,126	$ 1,941,542	$ 453,851
Asset management fees waived	48,543	310,484	188,333	310,484
Operating expenses, reimbursable	263,915	148,906	732,998	399,391
Property management fees	$ 108,067	$ 38,753	$ 269,525	$ 53,297	$ 97,877